Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019	Mar. 07, 2018
Preferred Stock, Shares Authorized	50,000,000	50,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Preferred Stock, Shares Issued	14,630,813	14,630,813
Preferred Stock, Shares Outstanding	14,630,813	14,630,813
Common Stock, Shares Authorized	100,000,000	100,000,000
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares, Issued	99,294,743	98,903,243
Common Stock, Shares, Outstanding	99,294,743	98,903,243
Trust
Preferred Stock, Shares Issued	14,630,813	14,630,813
Common Stock, Shares, Issued	27,777,341	27,777,341